Average Annual Total Returns			19 Months Ended	24 Months Ended	26 Months Ended	41 Months Ended
		Jun. 24, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI AC World Index ex USA Net (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC World Index ex USA Net(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent				5.53%		0.73%
Performance Inception Date		Jul. 22, 2021
ICE U.S. Treasury 1-3 Year Bond Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	ICE U.S. Treasury 1-3 Year Bond Total Return Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]			4.04%	4.22%
Performance Inception Date		Oct. 31, 2022
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Bloomberg US Aggregate Bond Index1(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]			1.25%	4.62%
Performance Inception Date		Oct. 31, 2022
Performance Index 1 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® TR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			22.90%	25.02%
Performance Inception Date		Jun. 13, 2023
Performance Index 2 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Performance Inception Date		Jun. 13, 2023
Aptus International Enhanced Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				5.64%		(2.56%)
Performance Inception Date		Jul. 22, 2021
Aptus International Enhanced Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				3.69%		(3.74%)
Aptus International Enhanced Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent				3.72%		(2.25%)
Aptus Enhanced Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				3.95%	3.77%
Performance Inception Date		Oct. 31, 2022
Aptus Enhanced Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				0.75%	0.46%
Aptus Enhanced Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent				2.30%	1.47%
Aptus Large Cap Enhanced Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.91%	24.10%
Performance Inception Date		Jun. 13, 2023
Aptus Large Cap Enhanced Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			19.92%	23.00%
Aptus Large Cap Enhanced Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			15.76%	14.44%

[1]	In connection with newly adopted SEC regulations applicable to the Fund the Bloomberg US Aggregate Bond Index is the Fund’s new broad-based securities market index. The Fund will continue to show index performance for the ICE U.S. Treasury 1-3 Year Bond Total Return Index, an additional benchmark index that the Adviser believes provides a more applicable comparison to the Fund’s investments.